Segment reporting - Schedule of adjusted EBITDA by reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Income (loss) from continuing operations	$ 25,450	$ 24,743
Depreciation and amortization	196,606	231,460
Other add-backs, net	52,618	47,082
Adjusted EBITDA	$ 274,674	$ 303,285
Adjusted EBITDA Margin	22.00%	23.00%
Total revenues, net	$ 1,268,135	$ 1,334,299
Domestic
Segment Reporting Information [Line Items]
Income (loss) from continuing operations	34,099	49,387
Depreciation and amortization	171,772	203,076
Other add-backs, net	45,513	44,899
Adjusted EBITDA	$ 251,384	$ 297,362
Adjusted EBITDA Margin	23.00%	24.00%
Total revenues, net	$ 1,095,657	$ 1,228,749
International
Segment Reporting Information [Line Items]
Income (loss) from continuing operations	(8,649)	(24,644)
Depreciation and amortization	24,834	28,384
Other add-backs, net	7,105	2,183
Adjusted EBITDA	$ 23,290	$ 5,923
Adjusted EBITDA Margin	14.00%	6.00%
Total revenues, net	$ 172,478	$ 105,550